Financial Instruments and Management of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Disclosure of Foreign Currency Financial Assets and Liabilities

The carrying amounts of the Group’s financial assets and liabilities which are denominated in foreign currency are as follows:

	Assets		Liabilities
	As of December 31		As of December 31
	2024	2023	2024	2023
	NIS in thousands	NIS in thousands	NIS in thousands	NIS in thousands
Cash – EURO	-	24	-	-
Cash – USD	-	293	-	541
Investment in Fore – USD	2,147	1,922	-	-
Investment in Cavnox – USD	-	-	-	-
Other receivables – USD	1,425	1,111	-	-
Trade payables – USD	-	-	12,491	13,380
Trade payables - EURO	-	-	0	-
Trade payables – CAD	-	-	2,197	921

Schedule of Financial Liabilities Contractual Terms, by Undiscounted Amounts

The following table presents the repayment periods of the Group’s financial liabilities, in accordance with their contractual terms, by undiscounted amounts (including payments in respect of interest):

As of December 31, 2024

	Up to one year	One year or more	Total
	NIS in thousands

Credit from banking corporations **	69,435	111,334	180,769
Trade payables and other payables	114,559	-	114,560
Lease liability (1)	4,789	23,201	27,990
	188,783	134,535	323,319

As of December 31, 2023:

	Up to one year	One year or more	Total
	NIS in thousands

Credit from banking corporations **	88,194	82,202	170,396
Trade payables and other payables	128,952	-	128,952
Lease liability (1)	4,640	20,641	25,281
	221,786	102,843	324,629

**	The Company is in compliance with the required financial covenants. Therefore, the liabilities are presented under non-current liabilities.

(1)	The Company has lease agreements for the Company’s offices in Herzliya and for the pharmacies located throughout Israel.

The term of the lease agreements ends between 2025 – 2036, depending on the location.

Schedule of Financial Assets measured in Fair Value

The following table presents the Company’s financial assets and financial liabilities which are measured at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	83	-	2,147	2,230
Investment in XTL stocks	250	-	-	250
Total assets	333	-	2,147	2,480

The following table presents the Company’s financial assets and financial liabilities which are measured at fair value as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	53	-	1,922	1,975
Investment in XTL stocks	134	-	-	134
Total assets	187	-	1,922	2,109

Schedule of Financial Assets Measured at Fair Value through Profit or Loss

Changes in financial instruments whose fair value measurement was classified at level 3:

	Financial assets measured at fair value through profit or loss in
	2023	2024
	NIS in thousands

Opening balance	1,922	2,565
Profit (loss) which was recognized in the statement of income	225	(643)
Closing balance	2,147	1,922

Schedule of Sensitivity Analysis in Profit or Loss in Foreign Currency
Impact of the USD
As of December 31
2024
NIS in thousands

Profit or loss	(167)